Vessels and Equipment - Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessels & equipment - Activity
Vessels and equipment, beginning balance	$ 2,129,012	$ 2,130,423
Additions	115,277
Drydock costs	5,764	252
Disposals		(1,663)
Vessels and equipment, ending balance	2,250,053	2,129,012	$ 2,130,423
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance	(451,524)	(363,343)
Accumulated depreciation, disposals		1,663
Depreciation for the period	(89,743)	(89,844)	(88,756)
Accumulated depreciation, ending balance	(541,267)	(451,524)	(363,343)
Net Vessels - Activity
Net vessel, beginning balance	1,677,488	1,767,080
Additions	115,277
Drydock costs	5,764	252
Depreciation for the period	(89,743)	(89,844)	(88,756)
Net vessel, ending balance	$ 1,708,786	$ 1,677,488	$ 1,767,080